Accounts and Other Receivables (Tables)	12 Months Ended
Dec. 31, 2019
Accounts and Other Receivables
Schedule of Accounts and Other Receivables
	December 31, 2019	December 31, 2018
Trade accounts receivable	$39,398	$31,567
Allowance for doubtful accounts	(21,262)	(7,014)
	$18,136	$24,553